Promissory and convertible promissory notes (Disclosure of detailed information about promissory notes) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounts, Notes, Loans And Financing Receivable [Line Items]
Repayment of promissory notes	$ 2,025,000	$ 0
Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
December 31, 2020	5,425,000
Issued for cash	1,075,000
Repayment of promissory notes	(2,025,000)
December 31, 2021	0	$ 5,425,000
Origination Member Units One [Member] | Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Converted to Origination Member Units	(4,475,000)
Origination Member Units Two [Member] | Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Converted to Origination Member Units	(2,300,000)
Cash Issuance One [Member] | Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Issued for cash	1,075,000
Cash Issuance Two [Member] | Promissory and convertible promissory notes [Member]
Accounts, Notes, Loans And Financing Receivable [Line Items]
Issued for cash	$ 2,300,000